Other Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended						0 Months Ended
	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Acquired Technologies [Member]	Dec. 31, 2013 Capitalized Software [Member]	Dec. 31, 2013 Veredus [Member]	Jan. 13, 2014 Subsequent Event [Member] Veredus [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense on capitalized software costs		$ 17	$ 38	$ 33
Impairment loss of intangible assets	18	18			17	1
Equity investments, Ownership percentage							67.00%
Re-classification to AHFS							11
Sale of equity interest, percentage								50.00%
Amortization expense		$ 72	$ 177	$ 211